Capital stock (Tables)	12 Months Ended
Dec. 31, 2024
Capital stock
Schedule of shares issued and outstanding
	Number of common shares	Amount
Balance, December 31, 2022	10,251,313	$80,917
Balance, December 31, 2023(1)	10,436,313	$81,014
Balance, December 31, 2024	10,436,313	$81,014

Schedule of changes in stock options
Year ended December 31, 2024	Options	Weighted average exercise price
Balance, beginning of year	1,477,700	$1.72
Forfeited, cancelled or expired	(240,000)	(4.02)
Balance, end of year	1,237,700	$1.27
Options exercisable, end of year	385,700	$1.31
Year ended December 31	2023		2022
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	638,400	$3.05	807,150	$3.73
Granted	1,205,000	1.25	20,000	1.20
Exercised	(185,000)	0.30	-
Forfeited, cancelled or expired	(180,700)	(4.76)	(188,750)	(5.77)
Balance, end of period	1,477,700	$1.72	638,400	$3.05
Options exercisable, end of period	332,700	$3.32	602,400	$2.93

Schedule of contractual life of options outstanding
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$1.10	60,000	1.58 years	$1.10	60,000
$1.11 - $1.50	1,125,000	7.99 years	$1.25	273,000
$1.51 ‑ $2.00	52,700	0.23 years	$1.90	52,700
$1.10 ‑ $2.00	1,237,700	7.35 years	$1.27	385,700

Schedule of fair value of the options using the Black-Scholes option pricing model
Years ended December 31:	2023	2022
Expected option life	4.6 years	4.6 years
Risk-free interest rate	2.99%	2.63%
Dividend yield	nil	nil
Expected volatility	60.92%	73.85%

Schedule of calculation of basic and diluted earnings per share
Year ended December 31	2024	2023	2022
Basic net income (loss) per share	$(0.10)	$(0.09)	$0.133
Diluted income (loss) per share	$(0.10)	$(0.09)	$0.131

Schedule of loss used in computation of earnings per share
Year ended December 31	2024	2023	2022
Net profit (loss)	$(1,039)	$(922)	$1,365

Schedule of weighted average shares outstanding
Year ended December 31	2024	2023	2022
Weighted average shares outstanding for basic earnings (loss) per share	10,436,313	10,436,313	10,251,313
Weighted average shares outstanding for diluted earnings (loss) per share	10,436,313	10,436,313	10,436,313